Note 16 - Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]
	Fair Value Measurement as of December 31, 2020
	Total,	(Level 1)	(Level 2)	(Level 3)
Liabilities
Interest rate swap contract, current portion	$203,553	-	$203,553	-
Interest rate swap contract, long-term portion	$362,195	-	$362,195	-